J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Diversified Alternatives ETF

Prospectus dated March 1, 2018

JPMorgan Diversified Return Emerging Markets Equity ETF

JPMorgan Diversified Return Europe Currency Hedged ETF

JPMorgan Diversified Return Europe Equity ETF

JPMorgan Diversified Return Global Equity ETF

JPMorgan Diversified Return International Currency Hedged ETF

JPMorgan Diversified Return International Equity ETF

JPMorgan Diversified Return U.S. Equity ETF

JPMorgan Diversified Return U.S. Mid Cap Equity ETF

JPMorgan Diversified Return U.S. Small Cap Equity ETF

Prospectus dated March 1, 2018, as supplemented

JPMorgan Global Bond Opportunities ETF

Prospectus dated July 1, 2018

JPMorgan Ultra-Short Income ETF

Prospectus dated July 1, 2018

JPMorgan BetaBuilders Europe ETF

JPMorgan BetaBuilders Japan ETF

JPMorgan BetaBuilders MSCI US REIT ETF

Prospectuses dated June 13, 2018

JPMorgan BetaBuilders Canada ETF

JPMorgan BetaBuilders Developed Asia ex-Japan ETF

Prospectuses dated June 29, 2018, as supplemented

(collectively, the five funds listed above are referred to as the “BetaBuilder Funds”)

JPMorgan Managed Futures Strategy ETF

Prospectus dated December 4, 2017

JPMorgan USD Emerging Markets Sovereign Bond ETF

Prospectus dated July 1, 2018

JPMorgan U.S. Dividend ETF

JPMorgan U.S. Momentum Factor ETF

JPMorgan U.S. Minimum Volatility ETF

JPMorgan U.S. Quality Factor ETF

JPMorgan U.S. Value Factor ETF

Prospectus dated November 3, 2017, as supplemented

JPMorgan Event Driven ETF

Prospectus dated November 27, 2017

JPMorgan Long/Short ETF

Prospectus dated January 17, 2018

Supplement dated September 21, 2018

to the Prospectuses as dated above, as supplemented

Effective September 24, 2018, the ninth (tenth for the BetaBuilder Funds) through the second to last paragraph of the “Purchase and Redemption of Shares — PRICING SHARES” section of each prospectus will be deleted and replaced with the following:

Options traded on U.S. securities exchanges are valued at the composite mean price, using the National Best Bid and Offer quotes.

Options traded on foreign exchanges are valued at the settled price, or if no settled price is available, at the last sale price available prior to the calculation of the Fund’s NAV and will be fair valued by applying fair value factors provided by independent pricing services, as applicable, for any options involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges.

Exchange traded futures are valued at the last sale price available prior to the calculation of the Fund’s NAV. Any futures involving equity reference obligations listed on exchanges other than North American, Central American, South American or Caribbean securities exchanges will be fair valued by applying fair value factors provided by independent pricing services, as applicable.

Non-listed over-the-counter futures are valued utilizing market quotations provided by approved pricing services.

Swaps and structured notes are priced generally by an approved independent third party or affiliated pricing service or at an evaluated price provided by a counterparty or broker/dealer.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUSES FOR FUTURE REFERENCE

SUP-ETF-918